Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  550 Science Drive, Madison, WI  53711
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
November 8, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: $354,839 (thousands)

List of Other Included Managers:  None

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                               TITLE
                                OF              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE    SHARED  NONE
------------------------------ ------ --------- ------- ------- --- ---- ------- ---------- -------- ------- ------
A.G. Edwards, Inc.             COM   281760108    320   9125.0 SH       SOLE                   9125.0
AES Corporation                COM   00130H105   5436 424063.0 SH       SOLE                 327133.0         97520.0
AOL Time Warner                COM   00184A105   1764  53300.0 SH       SOLE                  53300.0
Abbott Labs                    COM   002824100   7128 137467.0 SH       SOLE                 110197.0         27605.0
Altera Corp.                   COM   021441100    519  31655.0 SH       SOLE                  31655.0
American Home Products         COM   026609107    327   5620.0 SH       SOLE                    800.0          4820.0
American International Group   COM   026874107   2299  29473.0 SH       SOLE                  28360.0          1113.0
American Power Conversion      COM   029066107   9054 775188.0 SH       SOLE                 647413.0        129270.0
Amgen, Inc.                    COM   031162100   1061  18050.0 SH       SOLE                  18050.0
Apogent Technologies           COM   03760A101    346  14490.0 SH       SOLE                  14490.0
Ariba, Inc.                    COM   04033V104    158  84695.0 SH       SOLE                  24070.0         60625.0
Avnet, Inc.                    COM   053807103    273  15000.0 SH       SOLE                  15000.0
BP Amoco PLC - Spons ADR       COM   055622104   1135  23076.0 SH       SOLE                  22018.0          1058.0
Boeing                         COM   097023105    821  24500.0 SH       SOLE                  17750.0          6750.0
Bristol-Myers Squibb           COM   110122108  25670 462019.0 SH       SOLE                 347461.0        115088.0
CSG Systems Intl Inc.          COM   126349109   1868  45550.0 SH       SOLE                  45550.0
Calpine Corporation            COM   131347106    457  20050.0 SH       SOLE                  20050.0
Cardinal Health, Inc.          COM   14149Y108    490   6625.0 SH       SOLE                   6625.0
Carnival Corp                  COM   143658102   1211  55012.0 SH       SOLE                  55012.0
Certegy, Inc.                  COM   156880106    415  15974.0 SH       SOLE                  15974.0
Check Point Software Tech.     COM   M22465104   4832 219423.0 SH       SOLE                 173743.0         46055.0
Cisco Systems, Inc.            COM   17275R102   1397 114736.0 SH       SOLE                  74871.0         39865.0
Citigroup, Inc.                COM   172967101   2294  56639.0 SH       SOLE                  55890.0           749.0
Countrywide Credit Indus       COM   222372104   1494  34000.0 SH       SOLE                  34000.0
Crescent Real Estate Eq        COM   225756105    893  41650.0 SH       SOLE                  41650.0
Dentsply Int'l, Inc.           COM   249030107    263   5725.0 SH       SOLE                   5725.0
Dover Corp.                    COM   260003108  10008 332385.0 SH       SOLE                 257800.0         75140.0
EMC Corp/Mass                  COM   268648102    316  26890.0 SH       SOLE                  26730.0           160.0
Eastman Kodak                  COM   277461109    207   6375.0 SH       SOLE                                   6375.0
Edwards Lifesciences Corp      COM   28176E108   1895  84615.0 SH       SOLE                  33545.0         51070.0
Enron Corp.                    COM   293561106    904  33200.0 SH       SOLE                  33200.0
Equifax Inc                    COM   294429105    691  31550.0 SH       SOLE                  31550.0
Expeditors International Wash  COM   302130109    456   9630.0 SH       SOLE                   9630.0
Exxon Mobil Corp               COM   30231g102   1609  40838.0 SH       SOLE                  37638.0          3200.0
Family Dollar Stores           COM   307000109    862  31330.0 SH       SOLE                  31330.0
Fannie Mae                     COM   313586109   2123  26511.7 SH       SOLE                  26511.7
Freddie Mac                    COM   313400301  18242 280645.0 SH       SOLE                 197692.0         83313.0
General Electric               COM   369604103   4397 118188.7 SH       SOLE                 115331.7          2857.0
Genzyme                        COM   372917104   1410  31040.0 SH       SOLE                  31040.0
GlaxoSmithkline ADR            COM   37733W105    832  14830.0 SH       SOLE                  14830.0
Global Marine Inc.             COM   379352404    321  22950.0 SH       SOLE                  22950.0
Honeywell International Inc.   COM   438516106    423  16009.0 SH       SOLE                  16009.0
IBM                            COM   459200101   1043  11373.0 SH       SOLE                  10845.0           528.0
ITT Hartford Group Inc.        COM   416515104    895  15245.0 SH       SOLE                  15245.0
Intel Corp                     COM   458140100   2288 111957.3 SH       SOLE                 110847.3          1110.0
Interpublic Group Co           COM   460690100  11347 556238.0 SH       SOLE                 432668.0        124440.0
Jack In The Box Inc.           COM   466367109    367  13115.0 SH       SOLE                  13115.0
Johnson & Johnson              COM   478160104   6784 122449.0 SH       SOLE                  99753.0         22976.0
Kemet Corp.                    COM   488360108    246  14935.0 SH       SOLE                  14935.0
Kroger, Co.                    COM   501044101   9801 397780.0 SH       SOLE                 321130.0         77575.0
Liberty Media Corp - A         COM   530718105    300  23610.0 SH       SOLE                  23610.0
Liz Claiborne                  COM   539320101   7586 201220.0 SH       SOLE                 147397.0         54198.0
Lowe's Companies               COM   548661107   1297  40985.0 SH       SOLE                  40985.0
MBIA, Inc.                     COM   55262C100   1542  30834.0 SH       SOLE                   8165.0         22669.0
MGIC Investment                COM   552848103   2916  44630.0 SH       SOLE                  28220.0         16410.0
Markel Corp.                   COM   570535104  10415  53408.0 SH       SOLE                  43432.0         10092.0
Marshall & Ilsley              COM   571834100   2290  40403.0 SH       SOLE                   9220.0         31183.0
Martin Marietta Mat.           COM   573284106   5591 142947.0 SH       SOLE                 115752.0         27515.0
McDonalds                      COM   580135101  15581 574086.0 SH       SOLE                 440162.0        134644.0
Merck & Co                     COM   589331107   1062  15940.0 SH       SOLE                  15540.0           400.0
Mercury General Corp.          COM   589400100  10180 256415.0 SH       SOLE                 207205.0         49795.0
Merrill Lynch                  COM   590188108    935  23025.0 SH       SOLE                  23025.0
Microsoft Corp                 COM   594918104   1241  24250.0 SH       SOLE                  24250.0
Midwest Express Holdings, Inc. COM   597911106   1005  94780.0 SH       SOLE                  28560.0         66220.0
Morgan St Dean Witter          COM   617446448   7886 170135.0 SH       SOLE                 136410.0         34120.0
Office Depot                   COM   676220106    379  27870.0 SH       SOLE                  27870.0
Oracle Systems                 COM   68389X105    923  73390.0 SH       SOLE                  73390.0
Pfizer Inc                     COM   717081103  12845 320328.0 SH       SOLE                 269600.0         51323.0
Philip Morris                  COM   718154107   1132  23435.0 SH       SOLE                  15000.0          8435.0
Phillips Petroleum             COM   718507106   1392  25800.0 SH       SOLE                  25800.0
Proctor & Gamble               COM   742718109    203   2790.0 SH       SOLE                   2540.0           250.0
Questar Corp.                  COM   748356102    585  29000.0 SH       SOLE                  29000.0
Rogers Communication Cl B      COM   775109200   5411 421070.0 SH       SOLE                 343155.0         78850.0
Ross Stores, Inc.              COM   778296103   8955 306170.0 SH       SOLE                 248250.0         58640.0
S&P 500 Depository Receipt     COM   78462F103    519   4972.0 SH       SOLE                   4972.0
Safeway, Inc.                  COM   786514208  14352 361326.0 SH       SOLE                 277791.0         84015.0
Schering Plough                COM   806605101   2305  62140.0 SH       SOLE                  62140.0
Schlumberger Ltd               COM   806857108    446   9750.0 SH       SOLE                   9750.0
Scripps Co. (E.W.) - Cl A      COM   811054204   8009 131496.0 SH       SOLE                 110646.0         21150.0
Siliconix                      COM   827079203    258  12420.0 SH       SOLE                  12420.0
Southtrust Corp                COM   844730101   2840 111494.0 SH       SOLE                  66690.0         44804.0
State Street Boston Corp       COM   857477103   1052  23125.0 SH       SOLE                  23125.0
Stilwell Financial, Inc.       COM   860831106  10100 517947.0 SH       SOLE                 403364.0        115368.0
Sun Microsystems               COM   866810104    523  63215.0 SH       SOLE                  63215.0
Target Corporation             COM   87612E106  12247 385736.0 SH       SOLE                 288776.0         97420.0
Telephone & Data Systems Inc.  COM   879433100    327   3465.0 SH       SOLE                   3465.0
Tellabs, Inc.                  COM   879664100    600  60690.0 SH       SOLE                  39610.0         21080.0
Toys R Us                      COM   892335100    228  13255.0 SH       SOLE                  13255.0
Tricon Global Restaurants      COM   895953107   1274  32480.0 SH       SOLE                  32080.0           400.0
Tyco International, Ltd.       COM   902124106   1777  39060.0 SH       SOLE                  39060.0
U.S. Bancorp                   COM   902973304  10717 483172.0 SH       SOLE                 396813.0         87358.0
Unumprovident Corp.            COM   91529Y106    585  23160.0 SH       SOLE                  13660.0          9500.0
Valassis Communications, Inc.  COM   918866104    397  12450.0 SH       SOLE                  12450.0
Verizon Communications         COM   92343V104    837  15469.0 SH       SOLE                  13141.0          2328.0
Viacom Inc. - Cl B             COM   925524308   7623 220970.0 SH       SOLE                 184945.0         36445.0
Wells Fargo & Co               COM   949746101  16654 374673.0 SH       SOLE                 283336.0         91927.0
Worldcom, Inc. - Worldcom Grou COM   98157D106   9820 652946.0 SH       SOLE                 458722.0        195099.0
Wells Fargo & Co Series B Adj. PFD   949746200    305   7000.0 SH       SOLE                   7000.0